Supplement to Prospectus

Dated November 1, 2024

HC Capital Trust

The date of this Supplement is September 24, 2025

The Core Fixed Income Portfolio (the “Portfolio”): On September 23, 2025, the Board of Trustees of HC Capital Trust approved a five (5) for one (1) reverse share split of each outstanding share of the Portfolio, including any fractional shares, as of the close of business on October 10, 2025, or on such other date and time as may be deemed appropriate by the officers of, or counsel to, the Trust.

The Core Fixed Income Portfolio (the “Acquiring Portfolio”), The U.S. Government Fixed Income Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (the “Target Portfolios”): On September 23, 2025, the Board of Trustees of HC Capital Trust (i) approved a Plan of Reorganization (the “Plan”) which involves a transfer of substantially all of the assets of each of the Target Portfolios to the Acquiring Portfolio subject to the approval of the shareholders of each of the Target Portfolios; and (ii) called a meeting of the shareholders, as of record date November 12, 2025, of the Target Portfolios scheduled to be held on January 9, 2025 for the purpose of approving the Plan. Proxy materials relating to the shareholder meeting will be forthcoming.

The U.S. Equity Portfolio, The Institutional U.S. Equity Portfolio, The International Equity Portfolio, The Institutional International Equity Portfolio, The Emerging Markets Portfolio and The Corporate Opportunities Portfolio (the “Portfolios”) (From the Supplement dated June 12, 2025): Effective June 10, 2025, Monashee Investment Management LLC (“Monashee”) no longer serves as a Specialist Manager for the Portfolios. Accordingly, effective June 10, 2025, the Prospectus is supplemented as shown below with references to Monashee deleted entirely.

1. The following replaces the “Investment Subadvisers” section of the Prospectus with respect to the Portfolios:

Page 8 – The U.S. Equity Portfolio

Investment Subadvisers

Mellon Investments Corporation (“Mellon”) and Parametric Portfolio Associates LLC (“Parametric”) are the Specialist Managers for the Portfolio.

Page 16 – The Institutional U.S. Equity Portfolio

Investment Subadvisers

Mellon Investments Corporation (“Mellon”), Parametric Portfolio Associates LLC (“Parametric”), RhumbLine Advisers Limited Partnership (“RhumbLine”) and Wellington Management Company LLP (“Wellington Management”) are the Specialist Managers for the Portfolio.

Page 41 – The International Equity Portfolio

Investment Subadvisers

City of London Investment Management Company Limited (“CLIM”), Mellon Investments Corporation (“Mellon”) and Parametric Portfolio Associates LLC (“Parametric”) are the Specialist Managers for the Portfolio.

Page 48 – The Institutional International Equity Portfolio

Investment Subadvisers

City of London Investment Management Company Limited (“CLIM”), Mellon Investments Corporation (“Mellon”), Parametric Portfolio Associates LLC (“Parametric”) and RhumbLine Advisers Limited Partnership (“RhumbLine”) are the Specialist Managers for the Portfolio.

Page 55 – The Emerging Markets Portfolio

Investment Subadvisers

City of London Investment Management Company Limited (“CLIM”), Mellon Investments Corporation (“Mellon”), Parametric Portfolio Associates LLC (“Parametric”) and RhumbLine Advisers Limited Partnership (“RhumbLine”) are the Specialist Managers for the Portfolio.

Page 70 – The Corporate Opportunities Portfolio

Investment Subadvisers

City of London Investment Management Company Limited (“CLIM”), Mellon Investments Corporation (“Mellon”) and Parametric Portfolio Associates LLC (“Parametric”) are the Specialist Managers for the Portfolio with responsibility for the management of the Portfolio’s assets that are invested directly in fixed income securities.

2. The “Monashee” section is deleted in its entirety under the “Portfolio Managers” subsection for each of The U.S. Equity Portfolio (p. 8), The Institutional U.S. Equity Portfolio (p. 16), The Internation Equity Portfolio (p. 41), The Institutional International Equity Portfolio (p. 48), The Emerging Markets Portfolio (p. 55) and The Corporate Opportunities Portfolio (p. 70).

3. The following replaces the subsection “Specialist Managers” under the section “More Information About Fund Investments and Risks” with respect to the Portfolios:

Page 106 – The U.S. Equity Portfolio

Specialist Managers. The Portfolio is currently managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index. Mellon and Parametric are currently responsible for implementing the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

Page 108 – The Institutional U.S. Equity Portfolio

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. Wellington Management is currently responsible for implementing the active component of the Portfolio’s investment strategy. The remaining portion of the Portfolio is managed using “passive” or “index” investment approaches that are designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Mellon, Parametric and RhumbLine are currently responsible for implementing the passive component of the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

Page 114 – The International Equity Portfolio

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment.

CLIM is currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio may be managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Mellon and Parametric are currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio's assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

Page 116 – The Institutional International Equity Portfolio

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. CLIM and Parametric are currently responsible for implementing the active component of the Portfolio’s investment strategy. Additionally, a portion of the Portfolio may be managed using “passive” or “index” investment approaches designed to approximate as closely as practicable, before expenses, the performance of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). Mellon, Parametric and RhumbLine currently responsible for implementing the passive component for the Portfolio’s investment strategy. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

Pages 118-119 – The Emerging Markets Portfolio

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. CLIM is currently responsible for implementing the active component of the Portfolio’s investment strategy. Mellon, Parametric and RhumbLine also manage a portion of the Portfolio that may be managed using a “passive” or “index” investment approach designed to replicate the composition of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

Page 122 – The Corporate Opportunities Portfolio

Specialist Managers. CLIM, Mellon and Parametric currently provide portfolio management services to this Portfolio. The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. “The Monashee Investment Selection Process” is deleted in its entirety from the “Specialist Managers” subsection under the “More Information About Fund Investments and Risks” section for each of The U.S. Equity Portfolio (p. 106), The Institutional U.S. Equity Portfolio (p. 108), The International Equity Portfolio (pp. 114-115), The

Institutional International Equity Portfolio (p. 117), The Emerging Markets Portfolio (p. 119) and The Corporate Opportunities Portfolio (p. 123).

5. The following replaces “The U.S. Equity Portfolio” section of the Prospectus:

Page 142 – Additional Information

The U.S. Equity Portfolio – The Portfolio is managed by two Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2024 of 0% Mellon Index Strategy, 0% Parametric Liquidity Strategy, 0% Parametric Options Overlay Strategy, 0% Parametric Targeted Strategy, 100% Parametric Tax-Managed Custom Core Strategy and 0% HC Capital Solutions.

6. The following replaces “The Institutional U.S. Equity Portfolio” section of the Prospectus:

Pages 142 – Additional Information

The Institutional U.S. Equity Portfolio – The Portfolio is managed by four Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2024 of 52% Mellon Index Strategy, 2% Parametric Liquidity Strategy, 0% Parametric Options Overlay Strategy, 13% Parametric Targeted Strategy, 15% RhumbLine, 3% Wellington and 0% HC Capital Solutions.

7. The following replaces “The International Equity Portfolio” section of the Prospectus:

Pages 143 – Additional Information

The International Equity Portfolio – The Portfolio is managed by three Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2024 of 0% CLIM, 0% Mellon, 1% Parametric Liquidity Strategy, 0% Parametric Options Overlay Strategy, 0% Parametric Targeted Strategy, 89% Parametric Tax-Managed Custom Core Strategy and 0% HC Capital Solutions.

8. The following replaces “The Institutional International Equity Portfolio” section of the Prospectus:

Pages 143 – Additional Information

The Institutional International Equity Portfolio – The Portfolio is managed by four Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2024 of 20% CLIM, 52% Mellon, 6% Parametric Liquidity Strategy, 0% Parametric Options Overlay Strategy, 11% Parametric Targeted Strategy, 0% RhumbLine and 0% HC Capital Solutions.

9. The following replaces “The Emerging Portfolio” section of the Prospectus:

Pages 143 – Additional Information

The Emerging Markets Portfolio – The Portfolio is managed by four Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist Managers may vary, the figures assume an actual allocation of assets at June 30, 2024 of 0% CLIM, 82% Mellon, 5% Parametric Liquidity Strategy, 0% Parametric Options Overlay Strategy, 0% Parametric Targeted Strategy, 0% Parametric Tax-Managed Custom Core Strategy, 0% RhumbLine and 0% HC Capital Solutions.

10. The following replaces “The Corporate Opportunities Portfolio” section of the Prospectus:

Pages 143 – Additional Information

The Corporate Opportunities Portfolio – The Portfolio is managed by three Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist

Managers may vary, the figures assume an actual allocation of assets at June 30, 2024 of 0% CLIM, 0% Mellon, 100% Parametric Liquidity Strategy, 0% Parametric Options Overlay Strategy, 0% Parametric Targeted Strategy and 0% HC Capital Solutions.

11. The “Monashee Investment Management LLC” section is deleted in its entirety under the “Specialist Manager Guide” section on page 162 of the Prospectus.

The Core Fixed Income Portfolio, The Corporate Opportunities Portfolio, The U.S. Government Fixed Income Securities Portfolio, The U.S. Corporate Fixed Income Securities Portfolio and The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio (the “Portfolios”) (From the Supplement dated June 12, 2025): The Prospectus is supplemented to reflect certain changes in the portfolio manager team of Mellon Investments Corporation (“Mellon”) with respect to the Portfolios as shown below due to the retirement of Nancy Rogers and the promotion of Marlene Walker Smith to Chief Investment Officer for Mellon, effective as of June 30, 2025.

1. The following replaces the disclosure with respect to Mellon under the heading “Portfolio Managers” with respect to the Portfolios:

Page 62 – The Core Fixed Income Portfolio; Page 77 – The U.S. Government Fixed Income Securities Portfolio; and
Page 92 – The U.S. Mortgage/Asset Backed Fixed Income Securities Portfolio

Mellon: Gregg Lee, CFA has co-managed the Portfolio since December, 2012. Marlene Walker Smith has also co-managed the Portfolio since June 2025.

Page 70 – The Corporate Opportunities Portfolio; and Page 85 – The U.S. Corporate Fixed Income Securities Portfolio

Mellon: Marlene Walker Smith has managed this portion of the Portfolio since June 2025.

2. The following replaces the thirteenth paragraph of the “Mellon Investments Corporation” subsection under the “Specialist Manager Guide” section on page 161 of the Prospectus:

Marlene Walker Smith is a Senior Director and Chief Investment Officer. She leads the team of equity and fixed income index portfolio managers managing U.S. and non-U.S. index portfolios. She is responsible for the refinement and implementation of the entire index portfolio management process. Previously, Marlene served as the Head of Equity Portfolio Management, responsible for U.S. and non-U.S. equity indexing portfolios. Marlene also served as a senior portfolio manager within the equity index team, and prior to joining the equity index team, she was an equity trader for the firm. Prior to joining the firm in 1995, she was a trader for Banc One Investment Advisors Corporation and a brokerage services manager for Mid Atlantic Capital Corporation. Ms. Smith has been in the investment industry since 1990. She earned an MBA in finance from the University of Pittsburgh and a BA in history and Russian from Washington & Jefferson College.

3. The following replace the fifteenth through the eighteenth paragraphs of the “Mellon Investments Corporation” subsection under the “Specialist Manager Guide” section on pages 161-162 of the Prospectus:

Day-to-day investment decisions for the portions of The Core Fixed Income Portfolio, The U.S. Government Fixed Income Securities Portfolio and The U.S. Mortgage Fixed Income Securities Portfolio allocated to Mellon are the responsibility of Marlene Walker Smith and Gregg Lee, CFA. Mr. Lee is a Senior Vice President, Senior Portfolio Manager at Mellon with 34 years of finance and investment experience and 34 years at the firm. He earned a B.S. at University of California at Davis. He holds the CFA® designation and is a member of the CFA Institute and CFA Society San Francisco.

Day-to-day investment decisions for the portions of The Corporate Opportunities Portfolio and The U.S. Corporate Fixed Income Securities Portfolio allocated to Mellon are the responsibility of Marlene Walker Smith.

The Institutional International Equity Portfolio (the “Portfolio”) (From the Supplement dated May 28, 2025): The prospectus is supplemented to reflect certain additions to the portfolio manager team of Parametric Portfolio Associates LLC (“Parametric”) with respect to Parametric’s Targeted Strategy.

1. The following replaces the disclosure with respect to Parametric’s Targeted Strategy under the heading “Portfolio Managers” for the Portfolio on page 48 of the Prospectus:

Parametric (Targeted Strategy): Clint Talmo, CFA and Jason Nelson, CFA have managed the portion of the Portfolio allocated to Parametric's Targeted Strategy since June, 2016. Tyler Nowicki, CFA managed the portion of the Portfolio allocated to Parametric's Targeted Strategy since October 2018 and has been a part of the management team for the portfolio since June 2016. Jennifer Mihara and Gordon Wotherspoon have managed a separate portion of the Portfolio allocated to Parametric’s Targeted Strategy since May, 2025.

2. The following replaces the last paragraph of “The Parametric Investment Selection Process” in the “Specialist Managers” subsection under the “More Information About Fund Investments and Risks” section with respect to the Portfolio on page 117 of the Prospectus:

A portion of the Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance. The other portion of the Targeted Strategy utilizes Parametric’s Centralized Portfolio Management strategy, which is a model implementation service.

The Institutional U.S Equity Portfolio (the “Portfolio”) (From the Supplement dated March 12, 2025): The prospectus is supplemented to reflect certain additions to the portfolio manager team of Parametric Portfolio Associates LLC (“Parametric”) with respect to Parametric’s Targeted Strategy.

1. The following replaces the disclosure with respect to Parametric’s Targeted Strategy under the heading “Portfolio Managers” for the Portfolio on page 16 of the Prospectus:

Parametric (Targeted Strategy): Clint Talmo, CFA and Jason Nelson, CFA have managed the portion of the Portfolio allocated to Parametric's Targeted Strategy since June, 2016. Tyler Nowicki, CFA managed the portion of the Portfolio allocated to Parametric's Targeted Strategy since October, 2018 and has been a part of the management team for the portfolio since June 2016. Jennifer Mihara and Gordon Wotherspoon have managed a separate portion of the Portfolio allocated to Parametric’s Targeted Strategy since March, 2025.

2. The following replace the first and last paragraphs of “The Parametric Investment Selection Process” in the “Specialist Managers” subsection under the “More Information About Fund Investments and Risks” section with respect to the Portfolio on pages 108 and 109 of the Prospectus:

The Parametric Investment Selection Process:  Parametric currently manages assets for the Portfolio using three separate and distinct strategies: a "Liquidity Strategy", an "Options Overlay Strategy" and a "Targeted Strategy."

A portion of the Targeted Strategy is the second of a two stage investment process under the direction of the Adviser in which Parametric effects transactions at the direction of the Adviser as set forth below. Parametric provides expertise in trade execution, instrument and structure selection. Additionally, Parametric provides customized reporting on position details, liquidity/margin status and adequacy, and performance. The other portion of the Targeted Strategy utilizes Parametric’s Centralized Portfolio Management strategy, which is a model implementation service.

3. The following replaces the seventh paragraph of the “Parametric Portfolio Associates LLC” subsection under the “Specialist Manager Guide” section on page 164 of the Prospectus:

Mr. Clint Talmo, Mr. Jason Nelson and Mr. Tyler Nowicki are primarily responsible for the day-to-day management of the portion of each applicable Portfolio’s assets allocated to Parametric for investment in its Liquidity Strategy, Options Overlay Strategy and the client directed targeted exposure for the Targeted Strategy. Ms. Jennifer Mihara and Mr. Gordon Wotherspoon are primarily responsible for the active equity model implementation for the Targeted Strategy. Mr. Talmo, CFA, Managing Director – Investment Strategy, leads a team responsible for designing, trading, and managing customized overlay portfolios utilizing a wide spectrum of asset classes across global markets. Mr. Talmo joined Parametric in 2014. He earned a B.S. in Finance from the University of Colorado. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Nelson, CFA, Senior Portfolio Manager is responsible for designing, trading, and managing overlay portfolios with an emphasis on ETFs and OTC instruments. Mr. Nelson joined Parametric in 2014. Mr. Nelson earned a B.S. in Economics and Finance from Minnesota State University, Mankato. He is a CFA charterholder and a member of the CFA Society of Minnesota. Mr. Nowicki, CFA, Portfolio Manager is responsible for designing, trading, and managing overlay portfolios. Mr. Nowicki joined Parametric in 2014. Mr. Nowicki earned a BBA in financial markets-finance from the University of Minnesota Duluth. He is a CFA charterholder and a member of the CFA Society of Minnesota. Ms. Mihara, Head of Equity Fund Management, is responsible for providing oversight to the Centralized Portfolio Management (CPM), Global Equities, and Institutional CPM & Large Case Custom Core Portfolio Management teams. Prior to her current role, Ms. Mihara was responsible for leading the CPM Team. Before joining Parametric in 2005, Ms. Mihara was an investment associate at Merrill Lynch for five years. She earned a B.A. in economics and a minor in mathematics from Colgate University. Gordon Wotherspoon, Managing Director - Head of Equity, is responsible for portfolio management of Parametric's Custom Core Equity product for brokerage and bank-sponsored channels. He has been with Parametric since 2004. He earned an M.B.A and a B.S. in Economics from the University of Washington.

The U.S. Equity Portfolio, The International Equity Portfolio and The Emerging Markets Portfolio (the “Portfolios”): As of December 31, 2024, Thomas Seto no longer serves as a portfolio manager of the Portfolios with respect to Parametric’s Tax-Managed Custom Core Strategy. Accordingly, the Prospectus is supplemented as shown below.

1. The following replaces the disclosure with respect to Parametric’s Tax-Managed Custom Core Strategy under the heading “Portfolio Managers” for the Portfolios:

Page 8 –The U.S. Equity Portfolio; and Page 41 – The International Equity Portfolio

Parametric (Tax-Managed Custom Core Strategy): Gordon Wotherspoon and Xiaozhen Li have managed the portion of the Portfolio allocated to Parametric's Tax-Managed Custom Core Strategy since July 2024.

Page 55 – The Emerging Markets Portfolio

Parametric (Tax-Managed Custom Core Strategy): Jennifer Mihara has managed the portion of the Portfolio allocated to Parametric's Tax-Managed Custom Core Strategy since July 2024.

2. The following replaces the eighth paragraph of the “Parametric Portfolio Associates LLC” subsection under the “Specialist Manager Guide” section on page 164 of the Prospectus:

Ms. Mihara, Ms. Xiaozhen Li and Mr. Wotherspoon are primarily responsible for the day-to-day management of the portion of each Portfolio's assets allocated to Parametric for investment in its Tax-Managed Custom Core Strategy. Ms. Li, Director, Private Client Direct Group, leads a team of investment professionals responsible for the US, developed non-US, and global Custom Core portfolios, primarily serving Parametric's wealth management, family office, and institutional client base. Ms. Li joined Parametric in 2000. She earned a PhD in economics and an MS in physics from the University of Washington.

The Emerging Markets Portfolio (the “Portfolio”) (From the Supplement dated December 12, 2024): On December 12, 2024, the Board of Trustees of HC Capital Trust, on behalf of the Portfolio, approved a Portfolio Management Agreement engaging RhumbLine Advisers Limited Partnership (“RhumbLine”) as an additional Specialist Manager to manage a portion of the assets of the Portfolio. Accordingly, effective December 12, 2024, the Prospectus is supplemented as shown below.

1. The following replaces the “Investment Subadvisers” section of the Prospectus with respect to the Portfolio on page 55 of the Prospectus:

Investment Subadvisers

City of London Investment Management Company Limited (“CLIM”), Mellon Investments Corporation (“Mellon”), Monashee Investment Management LLC (“Monashee”), Parametric Portfolio Associates LLC (“Parametric”) and RhumbLine Advisers Limited Partnership (“RhumbLine”) are the Specialist Managers for the Portfolio.

2. The following is added under the “Portfolio Managers” subsection of the Prospectus with respect to the Portfolio on page 55 of the Prospectus:

RhumbLine: Alexander Ryer, CFA, Julie Lee, Jeffery Kusmierz, Antonio Ballestas and Andrew Zagarri have managed the portion of the Portfolio allocated to RhumbLine since December, 2024.

3. The following replaces the subsection “Specialist Managers” under the section “More Information About Fund Investments and Risks” with respect to the Portfolio on pages 118-119 of the Prospectus:

Specialist Managers. A portion of the Portfolio is managed in accordance with an “active management” approach, which involves the buying and selling of securities based upon economic, financial and market analysis and investment judgment. CLIM is currently responsible for implementing the active component of the Portfolio’s investment strategy. Mellon, Monashee, Parametric and RhumbLine also manage a portion of the Portfolio that may be managed using a “passive” or “index” investment approach designed to replicate the composition of the Portfolio’s benchmark index or one or more identifiable subsets or other portions of that index (see “Fund Management,” included later in this Prospectus). The investment selection process for each of these Specialist Managers is described below; further information about the Specialist Managers, individual portfolio managers responsible for day-to-day investment decisions for the Portfolio, and the manner in which the Portfolio’s assets are allocated between them appears in the “Specialist Manager Guide” included later in this Prospectus.

4. The following is added to the “Specialist Managers” subsection under the “More Information About Fund Investments and Risks” section with respect to the Portfolio on page 120 of the Prospectus:

The RhumbLine Investment Selection Process:	RhumbLine employs an indexing investment approach designed to track the investment performance of the MSCI EM Index. The Portfolio will invest in the constituents of the MSCI EM Index in approximate proportion to their weights in the Index by using a market capitalization and/or representative sampling methodology. Portfolio managers make buy and sell decisions to rebalance portfolios or if any of the following occurs: cash flows into or out of the portfolio, dividend income needs to be invested or if there are changes in the composition of the underlying index. The Portfolio’s returns may vary from the returns of the MSCI EM Index.

5. The following replaces “The Emerging Markets Portfolio” paragraph in the “Specialist Managers” subsection under the “Additional Information” section on page 143 of the Prospectus:

The Emerging Markets Portfolio – The Portfolio is managed by five Specialist Managers, each of whom is compensated in accordance with a different fee schedule. Although asset allocations and fees payable to the Specialist

Managers may vary, the figures assume an actual allocation of assets at June 30, 2024 of 0% CLIM, 82% Mellon, 13% Monashee, 5% Parametric Liquidity Strategy, 0% Parametric Options Overlay Strategy, 0% Parametric Targeted Strategy, 0% Parametric Tax-Managed Custom Core Strategy, 0% RhumbLine and 0% HC Capital Solutions.

6. The following replaces the first three paragraphs of the “RhumbLine Advisers Limited Partnership” subsection under the “Specialist Manager Guide” section on page 164 of the Prospectus:

RhumbLine Advisers Limited Partnership (“RhumbLine”) serves as a Specialist Manager for The Institutional U.S. Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio. RhumbLine is a Massachusetts limited partnership with its principal office located at 265 Franklin Street, 21st Floor, Boston, MA 02110 and is an employee-owned firm. RhumbLine has been registered with the SEC as an investment adviser since 1990. As of June 30, 2024, RhumbLine had approximately $118.1 billion in assets under management.

For its services to The Institutional U.S. Equity Portfolio, RhumbLine is compensated at an annual rate of 0.04% of the average net assets of the Portfolio. For its services to The Institutional International Equity Portfolio, RhumbLine is compensated at an annual rate of 0.05% of the average net assets of the Portfolio. For its services to The Emerging Markets Portfolio, RhumbLine is compensated at an annual rate of 0.15% of the average net assets of the Portfolio. During the fiscal year ended June 30, 2024, RhumbLine was not allocated assets of The Institutional International Equity Portfolio.

The Portfolio Managers of each of The Institutional U.S. Equity Portfolio, The Institutional International Equity Portfolio and The Emerging Markets Portfolio are Alex Ryer, CFA, Julie Lee, Jeff Kusmierz, Antonio Ballestas and Andrew Zagarri, CFA.

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